BBIF MONEY FUND BBIF TREASURY FUND BIF MONEY FUND BIF TREASURY FUND

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 12, 2017 to the Prospectus of each Fund (each, a “Prospectus”)

Effective immediately, the section of each Prospectus entitled “For More Information—Funds and Service Providers—Custodian” is deleted in its entirety and replaced with the following:

CUSTODIAN

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PRO-BIFBBIF-0617SUP